Acquisition (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the amounts of estimated fair value of the assets acquired and liabilities assumed at the date of acquisition.

At November 16,
2015
(in thousands)

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$2,121
Current assets, other than cash	57
Intangible assets	732
Current liabilities	(5)
Deferred income tax liabilities	(124)
Total identifiable net assets acquired	2,781
Noncontrolling interests	(1,001)
Total consideration paid	$1,780

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma results of operations for the years end December 31, 2014 and 2015 are presented as if the acquisition had been consummated on January 1, 2014, (dollars in thousands except per share amounts):

	For the years ended
	December 31,
	(unaudited)
	2014	2015

Net revenues	$840,542	691,789
Net income attributable to Himax Technologies, Inc. stockholders	$66,517	25,128
Basic and diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.19	0.07